OTHER LONG TERM LIABILITIES (Details) $ in Thousands	1 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Feb. 29, 2016 vessel	Dec. 31, 2014 vessel	Dec. 31, 2007 USD ($) vessel
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit		$ 3,958	$ 6,124
Obligations under capital leases - long-term portion		230,576	118,754
Other items		4	4
Other long-term liabilities		$ 234,538	$ 124,882
Number of offshore supply vessels acquired | vessel						6
Seller's credit received						$ 37,000
Related Party Transaction [Line Items]
Number of container vessels contracted to be chartered in | vessel	2	2	1
Term of lease or charter	15 years
Number of vessels sold | vessel				1
Deep Sea Supply BTG [Member]
Related Party Transaction [Line Items]
Number of offshore supply vessels | vessel					5